Share-based payments (Tables)	6 Months Ended
Jun. 30, 2026
Share-based payments
Schedule of share-based payment transactions

	June 30, 2026	June 30, 2025
	£ 000	£ 000
2021 Incentive plan	1,710	1,548
Enterprise Management Initiative	5	65
	1,715	1,548

2021 Incentive Plan
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	6 months ended		12 months ended
2021 Incentive Plan	June 30, 2026		December 31, 2025
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	7,736,819	1.42	1,171,210	0.91
Granted during the period	2,567,620	1.95	7,254,116	1.41
Exercised during the period	(81,628)	—	(546,886)	0.62
Forfeited during the period	(1,624,360)	0.42	(141,621)	—
Outstanding, end of period	8,598,451	1.70	7,736,819	1.42

EMI Scheme
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	6 months ended		12 months ended
EMI Scheme	June 30, 2026		December 31, 2025
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	861,172	1.80	945,429	2.20
Granted during the period	—	—	—	—
Exercised during the period	(18,309)	1.80	(57,181)	8.70
Forfeited during the period	(5,161)	1.80	(27,076)	1.80
Outstanding, end of period	837,702	1.80	861,172	1.80